Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 10,910	$ 10,903	$ 10,903
Finite-Lived Intangible Assets, Accumulated Amortization	(8,093)	(7,072)	(5,721)
Finite-Lived Intangible Assets, Net	2,817	3,831	5,182
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	6,530	6,530	6,530
Finite-Lived Intangible Assets, Accumulated Amortization	(3,910)	(3,489)	(2,927)
Finite-Lived Intangible Assets, Net	2,620	3,041	3,603
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	326	326	326
Finite-Lived Intangible Assets, Accumulated Amortization	(326)	(326)	(326)
Finite-Lived Intangible Assets, Net	0	0
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,054	4,047	4,047
Finite-Lived Intangible Assets, Accumulated Amortization	(3,857)	(3,257)	(2,468)
Finite-Lived Intangible Assets, Net	$ 197	$ 790	$ 1,579